                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2009

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GNMA TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2009

[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

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       SEMIANNUAL REPORT
       USAA GNMA TRUST(R)
       NOVEMBER 30, 2009

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               9

INVESTMENT OVERVIEW                                                           11

FINANCIAL INFORMATION

   Portfolio of Investments                                                   16

   Notes to Portfolio of Investments                                          20

   Financial Statements                                                       22

   Notes to Financial Statements                                              25

EXPENSE EXAMPLE                                                               35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN MY OPINION, THOSE WHO WERE DIVERSIFIED
WEATHERED THE STORM BETTER THAN THOSE WHO          [PHOTO OF DANIEL S. McNAMARA]
WERE AGGRESSIVELY POSITIONED."

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DECEMBER 2009

As we head into 2010, I wish you a healthy and prosperous new year. I am honored to be the new president of the USAA Investment Management Company, an organization with a rich history of service and accomplishment.

At the time of this writing, the financial markets appear to be back on track --
an excellent time, in my opinion, to take stock of the past year. At the beginning of 2009, stocks seemed priced for extinction. In the fixed income market, credit spreads (or, the difference in bond yields) had widened to record levels as investors fled to the safety of U.S. Treasury securities. The U.S.
economy was in a deep recession. Home prices continued to fall and unemployment steadily increased, leading to a sharp decline in consumer spending.

In March 2009, however, world stock prices reversed course. For example, the S&P
500 Index rose 64% between the market bottom on March 6, 2009, and November 30,
2009. The fixed income market experienced record price appreciation, and the prices of oil and other commodities such as gold and precious metals increased.
The dollar weakened, making U.S. goods and services less expensive to buyers around the world. Meanwhile, the federal government's fiscal stimulus spending, including its "cash for clunkers" program, seemed to help stabilize the economy.
In the third quarter, the U.S. gross domestic product grew at 2.2%.

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2  | USAA GNMA TRUST
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I believe the worst of the crisis appears to be over. Nevertheless, risk remains. And no one knows exactly what will happen next. This makes it an opportune time for all of us to take stock of our investment portfolios.
Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. In my opinion, those who were diversified weathered the storm better than those who were aggressively positioned.

With this in mind, I have undertaken a review of my own investment portfolio.
Like a medical exam helps me to take care of my physical health, a portfolio checkup helps me to monitor my financial health. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we stand ready to help you with your investment needs. We continue to offer what we consider an excellent value --
some of the industry's top investment talent, first-class service, and no-load mutual funds. On behalf of all us, thank you for your business and the trust you have placed in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Diversification does not guarantee a profit or prevent a loss. o Mutual fund operating expenses apply and continue throughout the life of the Fund. o Past performance is no guarantee of future results.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       [PHOTO OF MARGARET "DIDI" WEINBLATT]
USAA Investment Management Company

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o HOW DID THE USAA GNMA TRUST (THE FUND) PERFORM?

  For the six-month period ended November 30, 2009, the Fund had a total return of 3.91%. This compares to returns of 5.39% for the Lipper GNMA Funds Index,
  4.37% for the Barclays Capital GNMA Index, and 5.30% for the Lipper GNMA
  Funds Average.

o WHAT LED TO THE FUND'S RELATIVE UNDERPERFORMANCE?

  We manage the Fund in what we believe to be a conservative yet opportunistic way. By opportunistic, we like to buy when prevailing rates are higher and sell when rates are lower--bond prices and yields move in opposite directions. This has proven to be a solid strategy over time.

  During the financial crisis, the Federal Reserve Board (the Fed) instituted a number of programs to support the credit markets. One involved quantitative easing, or the Fed's buying of government securities (including GNMAs) for its own balance sheets to keep rates, specifically mortgage interest rates, low. The program, which was set to expire at the end of 2009, involved buying
  $1.25 trillion in government agency mortgage-backed securities (MBS), $200 billion

  Refer to page 14 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA GNMA TRUST
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                   o HISTORICAL YIELD CURVES FOR TREASURIES o

                [CHART OF HISTORICAL YIELDS CURVE FOR TREASURIES]

                        6/01/09      11/30/09    CHANGE
                        -------      --------   --------
3 MONTH                  0.091%       0.047%    -0.0446%
6 MONTH                  0.277        0.147     -0.1301
 1 YEAR                  0.440        0.242     -0.1986
 2 YEAR                  0.946        0.663     -0.2831
 3 YEAR                  1.467        1.100     -0.3670
 5 YEAR                  2.521        2.000     -0.5217
 7 YEAR                  3.258        2.686     -0.5716
10 YEAR                  3.673        3.198     -0.4748
30 YEAR                  4.534        4.192     -0.3420

                                   [END CHART]

                             Source: Bloomberg L.P.

  of other U.S. government agency bonds, and $300 billion in U.S. Treasury securities.

  Our view was that, with the government planning to shut down these programs at the end of the year, interest rates would rise, giving us a much better
  (and cheaper) entry point. Therefore, we slowly built up cash, on which we were earning very little yield. This left us vulnerable when the Fed announced that it was extending the program through March 2010. We are disappointed in the short-term performance, but continue prudently to position the portfolio for the ultimate removal

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                                           MANAGER'S COMMENTARY ON THE FUND |  5
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  of government stimulus. Our attempts to protect shareholders from rising interest rates, which would cause bond prices to fall, is a priority.

o IS THE CREDIT CRISIS OVER?

  With the help of coordinated global intervention, risk premiums in the bond market have returned to early 2008 levels, before the collapse of Bear
  Stearns, which was one of the earliest signs of the coming financial crisis.
  Investors' re-embrace of risk has led to massive out-performance by riskier asset classes within the bond market, including commercial MBS, asset-backed securities and corporate bonds. So while safe U.S. government agency MBS had positive absolute performance, they significantly underperformed these more risky sectors.

o HOW DID YOU ADJUST THE PORTFOLIO AS THE PERIOD PROGRESSED?

  We continue to believe that interest rates will rise, especially on MBS, when the Fed stops purchasing virtually all of the new issuance. With rates so low, today's new mortgages will probably have little chance of refinancing.
  Housing turnover should remain low. Thus, most pre-payments we expect will likely be caused by defaults of homeowners. When this happens with government agency MBS, investors get their principal back and are forced to invest at then-current interest rates. If pre-payments slow, the average life of a mortgage becomes longer and more sensitive to higher interest rates.
  Therefore, where we did purchase GNMAs, we kept our purchases to higher coupon bonds and 15-year GNMAs, both of which have less interest rate and extension risk. Additionally, we think that homeowners who choose 15-year mortgages tend to be higher-quality borrowers.

  Shares of the USAA GNMA Trust are not individually backed by the full faith and credit of the U.S. government.

  You will find a complete list of securities that the Fund owns on pages 16-19.

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6  | USAA GNMA TRUST
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                             COUPON RATE COMPOSITION
                 o OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST o

                       [CHART OF COUPON RATE COMPOSITION]

                                                         PERCENT OF
          COUPON RATE %                              TOTAL MARKET VALUE
          -------------                              ------------------
             4.50                                            9
             5.00                                           15
             5.50                                           41
             5.86                                            0*
             6.00                                           28
             6.50                                            5
             6.75                                            0*
             7.00                                            2
             7.50                                            0*
             8.00                                            0*
             8.50                                            0*
             9.00                                            0*
                                   [END CHART]

                            *Represents less than 1%.

o WITH THE DISCONCERTING NEWS COMING OUT OF THE FEDERAL HOUSING ADMINISTRATION,
  ARE YOU CONCERNED ABOUT ADDITIONAL DEFAULTS AND FORECLOSURES?

  As a U.S. taxpayer, I'm quite concerned. FHA-issued mortgages, which along with Veterans Administration mortgages are bundled into GNMAs, are backed by the full faith and credit of the U.S. government. So I'm not worried about getting the principal paid when there are defaults--it's taxpayers, not bondholders, who are at risk.

  To keep mortgage lending going during this long housing collapse, Congress has pushed the FHA to issue more mortgages and has increased the limits on how big these mortgages can be from $329,000 to $729,000 in more expensive regional markets. Foreclosures on these loans have risen, and these cause pre-payments. FHA gives

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                                           MANAGER'S COMMENTARY ON THE FUND |  7

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  loans with very low down payments, which in some cases can be fully covered by the government's $8,000 first-time home buyers tax credit. With the larger limits, FHA mortgages are more vulnerable than they've been in the past.
  That's one reason why we're focusing on 15-year GNMAs and have built cash in anticipation of higher rates when the government begins removing the stimulus.

o WHAT OTHER RISKS ARE YOU MANAGING AGAINST?

  We're cognizant of additional legislative risk, in addition to the removal of stimulus funds, the potential for higher rates, and extension risk. The many programs the government has instituted to support the housing market may change the characteristics of mortgages underlying the securities the Fund owns. We continue to monitor these changes and their impact on the securities we purchase.

o WHAT'S YOUR MESSAGE TO SHAREHOLDERS AS WE GO INTO 2010?

  Throughout the financial crisis, the Fund has provided a positive return and steady current income. While we are gratified that markets have improved substantially, there remain a number of potential problem areas, specifically with regard to how the economy and markets will respond to the removal of government stimulus. We are managing against the potential risks to this Fund while looking for opportunities to increase current yield and total return.
  We thank you for your investment in the Fund and for the opportunity to serve you.

While the value of the GNMA Trust's shares is not guaranteed by the U.S.
Government, the Trust endeavors to maintain low-to-moderate fluctuation of share price.

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8  | USAA GNMA TRUST
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FUND RECOGNITION

USAA GNMA TRUST

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                         OVERALL MORNINGSTAR RATING(TM)
                    out of 345 intermediate government funds
                     for the period ended November 30, 2009:

                                 OVERALL RATING
                                   *  *  *  *

                                     3-YEAR
                                     * * * *
                                out of 345 funds

                                     5-YEAR
                                     * * * *
                                out of 318 funds

                                     10-YEAR
                                     * * * *
                                out of 234 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  9
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                  PRESERVATION

The Fund is listed as a Lipper Leader for Preservation among 4,102 fixed-income funds within the Lipper U.S. Mortgage category for the overall period ended
November 30, 2009. The Fund received a Lipper Leader rating for Preservation among 4,102, 3,595 and 2,419 fixed-income funds for the three-, five-, and
10-year periods, respectively. Lipper ratings for Preservation reflect funds'
historical loss avoidance relative to other funds within the same asset class, as of November 30, 2009. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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10  | USAA GNMA TRUST
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INVESTMENT OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                              11/30/09               5/31/09
--------------------------------------------------------------------------------
Net Assets                                 $606.8 Million        $564.3 Million
Net Asset Value Per Share                      $10.16                 $9.97

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/09
--------------------------------------------------------------------------------
  5/31/09 to 11/30/09*            1 Year            5 Years            10 Years
         3.91%                    8.31%              5.48%              5.99%

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  30-DAY SEC YIELD** AS OF 11/30/09                            EXPENSE RATIO***
--------------------------------------------------------------------------------
                4.28%                                                0.55%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING
ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID
INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2009, AND IS
CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER
FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                       INVESTMENT OVERVIEW |  11

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED NOVEMBER 30, 2009

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.99%        =          5.33%          +        0.66%
5 Years              5.48%        =          4.78%          +        0.70%
1 Year               8.31%        =          4.32%          +        3.99%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD
ENDED NOVEMBER 30, 2009

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

             TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
             ------------       ---------------       ---------------------
11/30/2000       9.66%               7.35%                    2.31%
11/30/2001       9.90%               6.61%                    3.29%
11/30/2002       7.02%               5.73%                    1.29%
11/30/2003       2.47%               5.02%                   -2.55%
11/30/2004       3.73%               4.84%                   -1.11%
11/30/2005       1.94%               4.90%                   -2.96%
11/30/2006       5.55%               5.02%                    0.53%
11/30/2007       6.10%               4.95%                    1.15%
11/30/2008       5.64%               4.71%                    0.93%
11/30/2009       8.31%               4.32%                    3.99%

                                   [END CHART]

  NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME.
  WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY
  STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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12  | USAA GNMA TRUST

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                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                   USAA GNMA TRUST     LIPPER GNMA FUNDS AVERAGE
11/30/2000              6.78%                    6.12%
11/30/2001              6.15                     5.62
11/30/2002              5.48                     4.75
11/30/2003              5.14                     4.04
11/30/2004              4.81                     4.02
11/30/2005              5.02                     4.12
11/30/2006              4.81                     4.64
11/30/2007              4.66                     4.64
11/30/2008              4.53                     4.48
11/30/2009              4.01                     4.01

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 11/30/00 to 11/30/09.

The Lipper GNMA Funds Average is an average performance level of all GNMA funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

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                                                       INVESTMENT OVERVIEW |  13

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             BARCLAYS CAPITAL                         LIPPER GNMA FUNDS
                GNMA INDEX        USAA GNMA TRUST          INDEX
11/30/99       $10,000.00           $10,000.00          $10,000.00
12/31/99         9,979.93             9,938.68            9,957.05
01/31/00         9,889.78             9,889.61            9,870.19
02/29/00        10,016.29            10,032.59            9,991.87
03/31/00        10,174.56            10,155.49           10,148.59
04/30/00        10,165.62            10,102.26           10,125.57
05/31/00        10,202.55            10,198.11           10,166.63
06/30/00        10,390.76            10,400.61           10,339.40
07/31/00        10,445.59            10,451.02           10,382.02
08/31/00        10,603.41            10,622.91           10,534.81
09/30/00        10,702.39            10,692.94           10,625.39
10/31/00        10,781.99            10,779.93           10,691.80
11/30/00        10,933.61            10,966.14           10,854.93
12/31/00        11,088.57            11,148.11           11,010.55
01/31/01        11,269.21            11,316.24           11,178.02
02/28/01        11,319.68            11,399.99           11,234.58
03/31/01        11,387.35            11,481.70           11,290.32
04/30/01        11,406.73            11,451.15           11,290.62
05/31/01        11,500.89            11,512.79           11,367.36
06/30/01        11,534.61            11,527.63           11,394.97
07/31/01        11,732.00            11,754.23           11,606.55
08/31/01        11,817.80            11,859.28           11,693.09
09/30/01        11,978.02            12,027.90           11,848.52
10/31/01        12,136.88            12,206.62           11,999.80
11/30/01        12,035.83            12,051.96           11,885.33
12/31/01        11,999.82            11,944.98           11,827.39
01/31/02        12,120.13            12,067.91           11,947.69
02/28/02        12,244.00            12,216.98           12,076.10
03/31/02        12,128.05            12,041.18           11,950.16
04/30/02        12,341.26            12,292.36           12,159.04
05/31/02        12,422.35            12,414.39           12,238.71
06/30/02        12,521.79            12,504.16           12,334.44
07/31/02        12,667.80            12,642.68           12,475.15
08/31/02        12,756.23            12,772.87           12,572.63
09/30/02        12,860.94            12,876.45           12,673.90
10/31/02        12,902.46            12,898.84           12,701.53
11/30/02        12,914.39            12,898.03           12,703.91
12/31/02        13,042.96            13,048.14           12,840.61
01/31/03        13,076.46            13,079.92           12,871.58
02/28/03        13,142.86            13,146.04           12,942.70
03/31/03        13,152.04            13,144.59           12,937.12
04/30/03        13,183.35            13,188.69           12,968.23
05/31/03        13,183.81            13,218.08           12,983.15
06/30/03        13,223.84            13,229.99           13,004.94
07/31/03        13,005.80            12,954.80           12,744.03
08/31/03        13,090.34            13,034.62           12,821.12
09/30/03        13,279.47            13,244.26           13,032.67
10/31/03        13,244.71            13,193.81           12,979.17
11/30/03        13,290.02            13,216.50           13,020.52
12/31/03        13,415.04            13,310.65           13,111.33
01/31/04        13,482.02            13,377.43           13,180.26
02/29/04        13,571.71            13,456.13           13,261.53
03/31/04        13,627.57            13,510.51           13,304.51
04/30/04        13,412.86            13,310.73           13,083.26
05/31/04        13,384.76            13,268.13           13,050.21
06/30/04        13,503.92            13,377.49           13,142.09
07/31/04        13,613.34            13,472.91           13,252.12
08/31/04        13,802.71            13,633.43           13,431.18
09/30/04        13,831.38            13,658.03           13,420.38
10/31/04        13,940.57            13,739.62           13,508.29
11/30/04        13,907.65            13,709.91           13,470.81
12/31/04        13,998.95            13,768.01           13,543.16
01/31/05        14,078.32            13,833.66           13,621.78
02/28/05        14,033.59            13,790.37           13,572.63
03/31/05        14,006.63            13,761.20           13,544.95
04/30/05        14,148.86            13,890.66           13,673.73
05/31/05        14,251.05            13,974.67           13,762.40
06/30/05        14,292.91            14,003.42           13,792.25
07/31/05        14,239.01            13,960.30           13,736.75
08/31/05        14,356.68            14,075.92           13,851.24
09/30/05        14,299.45            14,007.16           13,779.19
10/31/05        14,237.40            13,945.88           13,711.39
11/30/05        14,267.22            13,975.90           13,749.71
12/31/05        14,447.64            14,141.06           13,902.76
01/31/06        14,494.89            14,181.63           13,935.94
02/28/06        14,524.25            14,195.90           13,960.92
03/31/06        14,431.23            14,124.82           13,866.78
04/30/06        14,382.60            14,060.99           13,812.04
05/31/06        14,353.59            14,030.81           13,775.48
06/30/06        14,370.56            14,029.01           13,776.81
07/31/06        14,573.91            14,217.33           13,958.21
08/31/06        14,797.80            14,410.20           14,160.25
09/30/06        14,885.65            14,513.84           14,248.06
10/31/06        14,988.19            14,613.97           14,340.95
11/30/06        15,130.64            14,747.65           14,474.95
12/31/06        15,113.09            14,731.14           14,441.82
01/31/07        15,113.21            14,722.70           14,437.38
02/28/07        15,296.61            14,905.11           14,612.56
03/31/07        15,329.75            14,918.36           14,631.80
04/30/07        15,411.30            14,990.61           14,702.32
05/31/07        15,333.77            14,907.74           14,613.17
06/30/07        15,245.68            14,827.54           14,536.18
07/31/07        15,369.90            14,933.59           14,664.44
08/31/07        15,547.21            15,110.93           14,818.33
09/30/07        15,663.29            15,197.55           14,922.69
10/31/07        15,834.75            15,338.58           15,070.98
11/30/07        16,153.84            15,646.71           15,353.78
12/31/07        16,167.48            15,658.02           15,365.32
01/31/08        16,443.21            15,929.01           15,611.87
02/29/08        16,516.73            16,010.70           15,691.54
03/31/08        16,568.46            16,067.94           15,715.17
04/30/08        16,558.94            16,046.85           15,693.56
05/31/08        16,464.08            15,944.93           15,605.19
06/30/08        16,464.66            15,953.97           15,612.87
07/31/08        16,464.66            15,948.47           15,617.73
08/31/08        16,669.27            16,094.79           15,734.56
09/30/08        16,749.90            16,198.97           15,734.33
10/31/08        16,527.63            15,995.40           15,437.00
11/30/08        17,120.71            16,525.01           15,832.44
12/31/08        17,440.48            16,791.55           16,167.90
01/31/09        17,427.06            16,800.83           16,218.29
02/28/09        17,532.24            16,912.48           16,350.28
03/31/09        17,810.14            17,160.62           16,663.50
04/30/09        17,855.10            17,185.29           16,763.43
05/31/09        17,883.66            17,225.63           16,849.13
06/30/09        17,865.65            17,231.95           16,898.54
07/31/09        18,060.29            17,396.88           17,133.11
08/31/09        18,175.90            17,518.16           17,269.30
09/30/09        18,311.82            17,608.70           17,402.39
10/31/09        18,425.94            17,717.10           17,543.93
11/30/09        18,665.42            17,898.76           17,757.40

                                  [END CHART]

                         Data from 11/30/99 to 11/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA GNMA Trust to the following benchmarks:

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
  (GNMA).

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA GNMA TRUST

================================================================================

                      o  ASSET ALLOCATION -- 11/30/2009  o

                         [PIE CHART OF ASSET ALLOCATION]

30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                         72.0%
MONEY MARKET INSTRUMENTS                                            10.5%
15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                         10.2%
OTHER U.S. GOVERNMENT GUARANTEED SECURITIES                          4.8%
COLLATERALIZED MORTGAGE OBLIGATIONS                                  2.1%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 16-19.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY ISSUES (89.1%)(A)
            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (82.2%)
  $ 6,159   Government National Mortgage Assn. I                4.50%        5/15/2024     $  6,524
    8,536   Government National Mortgage Assn. I                4.50         9/15/2024        9,042
    6,769   Government National Mortgage Assn. I                4.50        10/15/2024        7,170
    6,473   Government National Mortgage Assn. I                4.50        10/15/2024        6,857
    7,515   Government National Mortgage Assn. I                5.00         2/15/2039        7,918
    3,012   Government National Mortgage Assn. I                5.50        12/15/2018        3,256
   17,372   Government National Mortgage Assn. I                5.50        10/15/2033       18,636
    6,809   Government National Mortgage Assn. I                5.50        12/15/2033        7,305
    3,600   Government National Mortgage Assn. I                5.50         7/15/2034        3,858
   14,274   Government National Mortgage Assn. I                5.50        10/15/2035       15,282
    8,587   Government National Mortgage Assn. I                5.50         3/15/2038        9,158
   10,180   Government National Mortgage Assn. I                5.50         4/15/2038       10,857
   21,687   Government National Mortgage Assn. I                5.50         6/15/2039       23,130
    2,745   Government National Mortgage Assn. I                6.00        12/15/2016        2,964
    3,735   Government National Mortgage Assn. I                6.00         8/15/2022        4,032
    1,816   Government National Mortgage Assn. I                6.00         4/15/2028        1,962
      619   Government National Mortgage Assn. I                6.00        11/15/2028          670
    1,478   Government National Mortgage Assn. I                6.00         2/15/2029        1,600
    1,076   Government National Mortgage Assn. I                6.00         7/15/2029        1,164
    1,404   Government National Mortgage Assn. I                6.00         5/15/2032        1,520
    5,037   Government National Mortgage Assn. I                6.00         1/15/2033        5,446
    1,389   Government National Mortgage Assn. I                6.00         2/15/2033        1,502
    1,739   Government National Mortgage Assn. I                6.00         7/15/2033        1,881
    1,084   Government National Mortgage Assn. I                6.00         9/15/2033        1,172
    4,515   Government National Mortgage Assn. I                6.00         3/15/2037        4,843
    8,062   Government National Mortgage Assn. I                6.00         9/15/2037        8,647
    6,262   Government National Mortgage Assn. I                6.00         5/15/2038        6,712
   11,200   Government National Mortgage Assn. I                6.00         5/15/2038       12,005
    4,388   Government National Mortgage Assn. I                6.00         9/15/2038        4,703
    8,825   Government National Mortgage Assn. I                6.00        10/15/2038        9,460
    6,407   Government National Mortgage Assn. I                6.00        12/15/2038        6,867
      421   Government National Mortgage Assn. I                6.50         5/15/2028          460
      484   Government National Mortgage Assn. I                6.50         5/15/2028          529
      425   Government National Mortgage Assn. I                6.50         7/15/2028          464
      332   Government National Mortgage Assn. I                6.50         9/15/2028          363

================================================================================

16  | USAA GNMA TRUST

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $ 1,138   Government National Mortgage Assn. I                6.50%       11/15/2028     $  1,243
       50   Government National Mortgage Assn. I                6.50         1/15/2029           54
       53   Government National Mortgage Assn. I                6.50         1/15/2029           58
      940   Government National Mortgage Assn. I                6.50         3/15/2031        1,025
    1,150   Government National Mortgage Assn. I                6.50        10/15/2031        1,253
      755   Government National Mortgage Assn. I                6.50         1/15/2032          821
      301   Government National Mortgage Assn. I                6.50         3/15/2032          327
    1,011   Government National Mortgage Assn. I                6.50         8/15/2032        1,099
    5,042   Government National Mortgage Assn. I                6.50         9/15/2032        5,501
       73   Government National Mortgage Assn. I                6.75         5/15/2028           81
      147   Government National Mortgage Assn. I                6.75         5/15/2028          163
       77   Government National Mortgage Assn. I                7.00         4/15/2027           86
      750   Government National Mortgage Assn. I                7.00         5/15/2027          836
       61   Government National Mortgage Assn. I                7.00         6/15/2028           68
       52   Government National Mortgage Assn. I                7.00         7/15/2028           58
      203   Government National Mortgage Assn. I                7.00         8/15/2028          227
      127   Government National Mortgage Assn. I                7.00         8/15/2028          142
      203   Government National Mortgage Assn. I                7.00         9/15/2028          227
    1,171   Government National Mortgage Assn. I                7.00         5/15/2029        1,307
    1,035   Government National Mortgage Assn. I                7.00         6/15/2029        1,156
      692   Government National Mortgage Assn. I                7.00         8/15/2031          773
      310   Government National Mortgage Assn. I                7.00         9/15/2031          346
      419   Government National Mortgage Assn. I                7.00        10/15/2031          469
      193   Government National Mortgage Assn. I                7.00         6/15/2032          215
      677   Government National Mortgage Assn. I                7.00         7/15/2032          752
      307   Government National Mortgage Assn. I                7.50         2/15/2028          351
       60   Government National Mortgage Assn. I                7.50         3/15/2029           69
      155   Government National Mortgage Assn. I                7.50         4/15/2029          177
       75   Government National Mortgage Assn. I                7.50         7/15/2029           86
      159   Government National Mortgage Assn. I                7.50        10/15/2029          182
      429   Government National Mortgage Assn. I                7.50        10/15/2029          492
       64   Government National Mortgage Assn. I                7.50        12/15/2030           74
       70   Government National Mortgage Assn. I                7.50         1/15/2031           80
       70   Government National Mortgage Assn. I                7.50         1/15/2031           80
      105   Government National Mortgage Assn. I                7.50        11/15/2031          121
       15   Government National Mortgage Assn. I                8.00         1/15/2022           17
      199   Government National Mortgage Assn. I                8.00         6/15/2023          229
      279   Government National Mortgage Assn. I                8.00         5/15/2027          321
      163   Government National Mortgage Assn. I                8.00         7/15/2030          188
       87   Government National Mortgage Assn. I                8.00         9/15/2030          100
       50   Government National Mortgage Assn. I                8.50         6/15/2021           58
       11   Government National Mortgage Assn. I                8.50         7/15/2022           12
      114   Government National Mortgage Assn. I                9.00         7/15/2021          131

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $14,296   Government National Mortgage Assn. II               4.50%        4/20/2024     $ 15,097
    8,110   Government National Mortgage Assn. II               5.00         5/20/2033        8,585
    9,189   Government National Mortgage Assn. II               5.00         7/20/2033        9,727
    6,252   Government National Mortgage Assn. II               5.00         6/20/2034        6,615
   18,640   Government National Mortgage Assn. II               5.00         9/20/2035       19,686
    8,784   Government National Mortgage Assn. II               5.00         2/20/2037        9,258
    1,965   Government National Mortgage Assn. II               5.50         4/20/2033        2,110
    7,003   Government National Mortgage Assn. II               5.50         3/20/2034        7,511
   26,543   Government National Mortgage Assn. II               5.50         2/20/2035       28,445
   23,223   Government National Mortgage Assn. II               5.50         4/20/2035       24,887
   13,245   Government National Mortgage Assn. II               5.50         7/20/2035       14,195
   10,253   Government National Mortgage Assn. II               5.50         1/20/2037       10,966
    1,009   Government National Mortgage Assn. II               6.00         3/20/2031        1,094
    2,415   Government National Mortgage Assn. II               6.00         8/20/2032        2,617
    1,964   Government National Mortgage Assn. II               6.00         9/20/2032        2,129
    2,048   Government National Mortgage Assn. II               6.00        10/20/2033        2,219
    2,005   Government National Mortgage Assn. II               6.00        12/20/2033        2,169
    6,252   Government National Mortgage Assn. II               6.00         2/20/2034        6,755
    5,914   Government National Mortgage Assn. II               6.00         3/20/2034        6,388
    4,992   Government National Mortgage Assn. II               6.00         9/20/2034        5,397
   12,041   Government National Mortgage Assn. II               6.00        10/20/2034       13,008
    2,817   Government National Mortgage Assn. II               6.00        11/20/2034        3,039
    7,258   Government National Mortgage Assn. II               6.00         5/20/2036        7,809
      373   Government National Mortgage Assn. II               6.50         5/20/2031          407
      302   Government National Mortgage Assn. II               6.50         7/20/2031          330
      859   Government National Mortgage Assn. II               6.50         8/20/2031          940
    1,315   Government National Mortgage Assn. II               6.50         4/20/2032        1,434
    1,270   Government National Mortgage Assn. II               6.50         6/20/2032        1,383
    4,503   Government National Mortgage Assn. II               6.50         8/20/2034        4,861
    1,148   Government National Mortgage Assn. II               7.00         9/20/2030        1,278
      151   Government National Mortgage Assn. II               7.50         4/20/2031          173
       46   Government National Mortgage Assn. II               8.00        12/20/2022           53
    1,084   Government National Mortgage Assn. II               8.00         8/20/2030        1,246
   10,342   Fannie Mae(+)                                       5.00        12/01/2035       10,870
    7,150   Fannie Mae(+)                                       5.50        11/01/2037        7,616
      583   Fannie Mae(+)                                       6.00         2/01/2017          633
   14,171   Fannie Mae(+)                                       6.00         5/01/2038       15,212
      454   Fannie Mae(+)                                       6.50        10/01/2016          495
    2,979   Fannie Mae(+)                                       6.50        12/01/2016        3,251
    2,275   Freddie Mac(+)                                      5.00         1/01/2021        2,432
    7,039   Freddie Mac(+)                                      5.50        12/01/2035        7,519
                                                                                           --------
                                                                                            498,853
                                                                                           --------

================================================================================

18  | USAA GNMA TRUST

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------

            COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
  $12,175   Government National Mortgage Assn. I                5.50%        3/16/2032     $ 12,769
      129   Government National Mortgage Assn. I                5.86        10/16/2023          130
                                                                                           --------
                                                                                             12,899
                                                                                           --------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.8%)
    5,000   Bank of America Corp., FDIC TLGP                    0.49(b)      6/22/2012        5,032
    5,000   JPMorgan Chase & Co., FDIC TLGP                     0.53(b)     12/26/2012        5,046
    5,000   JPMorgan Chase & Co., FDIC TLGP                     0.67(b)      6/22/2012        5,055
    4,000   MetLife, Inc., FDIC TLGP                            0.60(b)      6/29/2012        4,039
    5,000   State Street Corp., FDIC TLGP                       0.50(b)      9/15/2011        5,022
    5,000   Union Bank N.A., FDIC TLGP                          0.50(b)      3/16/2012        5,027
                                                                                           --------
                                                                                             29,221
                                                                                           --------
            Total U.S. Government Agency Issues (cost: $511,379)                            540,973
                                                                                           --------
            MONEY MARKET INSTRUMENTS (10.5%)

            COMMERCIAL PAPER (0.5%)
    3,000   Straight A Funding, LLC(a)(+),(c),(d)               0.12        12/15/2009        3,000
                                                                                           --------
            REPURCHASE AGREEMENTS (10.0%)
   60,611   Credit Suisse First Boston, LLC, 0.16%, acquired on
              11/30/2009 and due on 12/01/2009 at $60,611
              (collateralized by $58,514 of Government National
              Mortgage Assn. I(a), 5.00%, due 10/15/2039;
              market value $61,826)                                                          60,611
                                                                                           --------
            Total Money Market Instruments (cost: $63,611)                                   63,611
                                                                                           --------

            TOTAL INVESTMENTS (COST: $574,990)                                             $604,584
                                                                                           ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                        (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
                             FOR IDENTICAL ASSETS               INPUTS           INPUTS       TOTAL
---------------------------------------------------------------------------------------------------

U.S. Government Agency
  Issues                                       $-             $540,973               $-    $540,973
Money Market Instruments:
  Commercial Paper                              -                3,000                -       3,000
  Repurchase Agreements                         -               60,611                -      60,611
---------------------------------------------------------------------------------------------------
Total                                          $-             $604,584               $-    $604,584
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) U.S. government agency issues -- mortgage-backed securities issued by
      Government National Mortgage Association (GNMA) and certain other U.S.
      government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

  (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
      November 30, 2009.

  (c) Restricted security that is not registered under the Securities Act of
      1933. A resale of this security in the United States may

================================================================================

20  | USAA GNMA TRUST

================================================================================

      occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA
      Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
      Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2)
      commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  FDIC TLGP   The FDIC Temporary Liquidity Guarantee Program provides a
              guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $574,990)               $604,584
   Receivables:
      Capital shares sold                                                           682
      USAA Transfer Agency Company (Note 5C)                                        172
      Interest                                                                    2,250
                                                                               --------
           Total assets                                                         607,688
                                                                               --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                       527
      Dividends on capital shares                                                   253
   Accrued management fees                                                           44
   Other accrued expenses and payables                                               55
                                                                               --------
           Total liabilities                                                        879
                                                                               --------
              Net assets applicable to capital shares outstanding              $606,809
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $598,170
   Accumulated undistributed net investment income                                   24
   Accumulated net realized loss on investments                                 (20,979)
   Net unrealized appreciation of investments                                    29,594
                                                                               --------
              Net assets applicable to capital shares outstanding              $606,809
                                                                               ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                   59,712
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  10.16
                                                                               ========

See accompanying notes to financial statements.

================================================================================

22  | USAA GNMA TRUST

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $12,633
                                                                         -------
EXPENSES
   Management fees                                                           311
   Administration and servicing fees                                         436
   Transfer agent's fees                                                     348
   Custody and accounting fees                                                52
   Postage                                                                    20
   Shareholder reporting fees                                                 13
   Trustees' fees                                                              5
   Registration fees                                                          27
   Professional fees                                                          44
   Other                                                                      10
                                                                         -------
             Total expenses                                                1,266
                                                                         -------
NET INVESTMENT INCOME                                                     11,367
                                                                         -------
NET UNREALIZED GAIN ON INVESTMENTS
   Change in net unrealized appreciation/depreciation                     11,141
                                                                         -------
   Increase in net assets resulting from operations                      $22,508
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited), and year ended
May 31, 2009

--------------------------------------------------------------------------------

                                                                11/30/2009      5/31/2009
-----------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                          $ 11,367      $  23,456
   Net realized gain on investments                                      -            115
   Change in net unrealized appreciation/depreciation of
      investments                                                   11,141         17,975
                                                                  -----------------------
      Increase in net assets resulting from operations              22,508         41,546
                                                                  -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (11,343)       (23,456)
                                                                  -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        97,654        201,308
   Reinvested dividends                                              9,887         20,049
   Cost of shares redeemed                                         (76,150)      (188,861)
                                                                  -----------------------
      Increase in net assets from capital
         share transactions                                         31,391         32,496
                                                                  -----------------------
   Capital contribution from USAA Transfer Agency
      Company                                                            -              2
                                                                  -----------------------
   Net increase in net assets                                       42,556         50,588
NET ASSETS
   Beginning of period                                             564,253        513,665
                                                                  -----------------------
   End of period                                                  $606,809      $ 564,253
                                                                  =======================
Accumulated undistributed net investment income:
   End of period                                                  $     24      $       -
                                                                  =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       9,749         20,513
   Shares issued for dividends reinvested                              984          2,052
   Shares redeemed                                                  (7,607)       (19,267)
                                                                  -----------------------
      Increase in shares outstanding                                 3,126          3,298
                                                                  =======================

See accompanying notes to financial statements.

================================================================================

24  | USAA GNMA TRUST

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA GNMA
Trust (the Fund), which is classified as diversified under the 1940 Act. The
Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
        Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    3.  Repurchase agreements are valued at cost, which approximates market value.

    4.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),
        an affiliate of the Fund, under valuation procedures approved by the
        Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the
        Fund's net asset value (NAV) to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

================================================================================

26  | USAA GNMA TRUST

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

F.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
    and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G.  EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2009, these custodian and other bank credits reduced the Fund's expenses by less than $500.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

28  | USAA GNMA TRUST

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2009, the Fund paid CAPCO facility fees of $2,000, which represents 1.5% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2009, the Fund had capital loss carryovers of $20,978,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between
2010 and 2015, as shown

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                   -----------------------------------------
                     EXPIRES                       BALANCE
                   -----------                   -----------
                       2010                      $ 1,176,000
                       2012                        9,577,000
                       2013                        4,814,000
                       2014                        3,887,000
                       2015                        1,524,000
                                                 -----------
                                        Total    $20,978,000
                                                 ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2009, were
$64,289,000 and $74,163,000, respectively.

As of November 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

30  | USAA GNMA TRUST

================================================================================

Gross unrealized appreciation and depreciation of investments as of November 30,
2009, were $29,594,000 and $0, respectively, resulting in net unrealized appreciation of $29,594,000.

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper GNMA Funds Index over the performance period. The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                +/- 0.04%
    +/- 0.51% to 1.00%                +/- 0.05%
    +/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $311,000, which included a (0.02)% performance adjustment of $(53,000).

B.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $436,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2009, the Fund reimbursed the Manager $15,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

C.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30,
    2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of
    $348,000. The Fund

================================================================================

32  | USAA GNMA TRUST

================================================================================

    recorded a receivable from SAS of $172,000 at November 30, 2009, for adjustments related to corrections in fees paid for the administration and servicing of certain accounts.

D.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through January 19, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the
Fund's financial statements. Subsequent events that will affect future financial statements are as follows:

On December 4, 2009, the Fund received a reimbursement from SAS in the amount of
$32,000 related to corrections in fees paid for the administration and servicing of certain accounts. This amount will be reflected on the statement of operations as a reduction of expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            NOVEMBER 30,                            YEAR ENDED MAY 31,
                            -----------------------------------------------------------------------------------
                                2009            2009         2008           2007            2006           2005
                            -----------------------------------------------------------------------------------

Net asset value at
  beginning of period       $   9.97        $   9.64     $   9.45       $   9.32        $   9.76       $   9.72
                            -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .20             .43          .45            .44             .48            .47
  Net realized and
    unrealized gain (loss)       .19             .33          .19            .13            (.44)           .04
                            -----------------------------------------------------------------------------------
Total from investment
  operations                     .39             .76          .64            .57             .04            .51
                            -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income         (.20)           (.43)        (.45)          (.44)           (.48)          (.47)
                            -----------------------------------------------------------------------------------
Net asset value at end
  of period                 $  10.16        $   9.97     $   9.64       $   9.45        $   9.32       $   9.76
                            ===================================================================================

Total return (%)*               3.91            8.05         6.94           6.25(a)          .40           5.33
Net assets at end
  of period (000)           $606,809        $564,253     $513,665       $504,626        $521,176       $594,211
Ratios to average
  net assets:**
  Expenses (%)(b)                .43(c)          .55          .51            .52(a)          .49            .48
  Net investment income (%)     3.91(c)         4.38         4.74           4.69            4.46           4.06
Portfolio turnover (%)            12              20           11             14              26             37

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the six-month period ended November 30, 2009, average net assets were
    $580,459,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

34  | USAA GNMA TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2009, through
November 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE          JUNE 1, 2009 -
                                  JUNE 1, 2009       NOVEMBER 30, 2009      NOVEMBER 30, 2009
                                 ------------------------------------------------------------

Actual                             $1,000.00             $1,039.10                 $2.20

Hypothetical
 (5% return before expenses)        1,000.00              1,022.91                  2.18

* Expenses are equal to the Fund's annualized expense ratio of 0.43%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.91% for the six-month period of June 1,
  2009, through November 30, 2009.

================================================================================

36  | USAA GNMA TRUST

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23414-0110                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/27/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.